FINANCIAL ASSETS AND LIABILITIES - Schedule of financial clauses (Details)			12 Months Ended
		Jun. 20, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Percentage Of JointVenture Financial Information			50.00%
Debenture (11th, 12th, 13th and 14th)
Disclosure of detailed information about borrowings [line items]
Updated leverage ratio after extrapolation			3.5
Leverage ratio			3
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026			17.60%
Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals			4.45%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals			25
Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Annual interest rate			IPCA + 4.52%
Comgas [member] | Debentures fourth issue [member] | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Triggers	[1]		Short-term debt / total debt (iii) cannot exceed 0.6x
Comgas [member] | Debentures fourth issue [member] | Short-term debt / total debt cannot exceed 0.6x | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios	[1]		0.17%
Comgas [member] | Debentures 4th to 9th issues [Member] | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 4.0x
Comgas [member] | Debentures 4th to 9th issues [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.32%
Comgas [member] | BNDES Project VIII | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 4.0x
Comgas [member] | BNDES Project VIII | Net debt / EBITDA cannot exceed 4.0x | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.32%
Comgas [member] | Resolution 4131 | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 4.0x
Comgas [member] | Resolution 4131 | Net debt / EBITDA cannot exceed 4.0x | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.32%
Cosan S.A. [member] | Debentures 1St Issue [Member] | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 4.0x
Cosan S.A. [member] | Debentures 1St Issue [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		2.42%
Cosan Luxembourg S A [member] | Senior Notes Due 2027 [Member] | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Triggers	[4]		Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2027 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	[4]		2.00%
Cosan Luxembourg S A [member] | Senior Notes Due 2029 [Member] | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Triggers	[4]		Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2029 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	[4]		2.00%
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		US$+7.50
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member] | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Triggers	[4]		Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	[4]		2.00%
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[5],[6],[7]		ICJ (ix) = EBITDA(ii) / Financial result(v) cannot be less than 2.0x
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[5],[6],[7]		3.84%
Rumo S.A. [member] | ECA [Member] | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[5],[7]		ICJ (ix) = EBITDA(ii) / Financial result(v) cannot be less than 2.0x
Borrowings description of financial covenants	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | ECA [Member] | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[5],[7]		3.84%
Rumo S.A. [member] | ECA [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios			1.81%
Rumo S.A. [member] | NCE [Member] | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | NCE [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.81%
Rumo Luxembourg Sarl [member] | Senior notes due 2028 | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3],[8]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo Luxembourg Sarl [member] | Senior notes due 2028 | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3],[8]		1.81%
Rumo Luxembourg Sarl [member] | Senior Notes Due 2032 [Member] | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3],[9]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo Luxembourg Sarl [member] | Senior Notes Due 2032 [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3],[9]		1.81%
Rumo Luxembourg Sarl [member] | Swaps Debentures | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3],[9]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo Luxembourg Sarl [member] | Swaps Debentures | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3],[9]		1.81%
Sulgás | BNDES Project VIII | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Borrowings description of financial covenants			General indebtedness ratio (Total liabilities / Total liabilities + Shareholders' equity) may not exceed 0.8
Sulgás | BNDES Project VIII | Net debt / EBITDA cannot exceed 3.5x | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		(0.02%)
Sulgás | BNDES Project VIII | General indebtedness ratio (Total liabilities / Total liabilities + Shareholders' equity) may not exceed 0.8 | Cash generating unit – Compass
Disclosure of detailed information about borrowings [line items]
Ratios			0.69%
Brado Logistica S A [member] | NCE [Member] | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 3.3x
Brado Logistica S A [member] | NCE [Member] | Net debt / EBITDA cannot exceed 3.3x | Cash generating unit – Rumo
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.18%
Rumo Malha Paulista S.A. [member] | Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate decrease for compliance for fulfilment of environment goals			25
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2023			15.00%
Annual interest rate			CDI + 1.54%
MLH [member] | Syndicated Loans [Member] | Cash generating unit – Moove
Disclosure of detailed information about borrowings [line items]
Triggers	[2],[3]		Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter
Borrowings description of financial covenants	[10]		ICSD (x) cannot be less than 2.5x at the end of each quarter
MLH [member] | Syndicated Loans [Member] | Net debt / EBITDA cannot exceed 3.5x at the end of each quarter | Cash generating unit – Moove
Disclosure of detailed information about borrowings [line items]
Ratios	[2],[3]		1.13%
MLH [member] | Syndicated Loans [Member] | ICSD cannot be less than 2.5x at the end of each quarter | Cash generating unit – Moove
Disclosure of detailed information about borrowings [line items]
Ratios	[10]		5.25%

[1]	Total debt is the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
[2]	Corresponds to the EBITDA accumulated over the previous twelve months.
[3]	Net debt is composed of current and non-current debt, financing and debentures, obligations with preferred shareholders in subsidiaries (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
[4]	Net debt and EBITDA Proforma, including the equivalent of 50% of the joint venture financial information as determined in the contracts. Net debt and EBITDA Proforma are a non-GAAP measure. EBITDA Proforma corresponds to the accumulated period of the last 12 months. For senior Notes covenants the values of unrestricted subsidies are excluded.
[5]	The financial result of net debt is represented by the cost of net debt.
[6]	The 11th, 12th and 13th issues debentures have a contractual leverage ratio limited to 3.0x. However, they have a prior consent (waiver) that allows the broadcaster to extrapolate this index up to the limit of 3.5x until December 31, 2027.
[7]	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
[8]	Senior Notes due 2028 was the first green issuance in the Latin American freight rail sector. The subsidiary Rumo is committed to using the resources to fully or partially finance ongoing and future projects that contribute to the promotion of a resource-efficient, low-carbon transport sector in Brazil. Eligible projects include "acquisition, replacement, and modernization of rolling stock," "Infrastructure for duplication of railway sections, new yards, and yard extensions," and "railway modernization." The subsidiary publishes an annual report detailing the progress of projects, which is available on the investor relations page.
[9]	Senior Notes due 2032 was an issue of Sustainability-Linked Bonds (SLBs), with the following sustainable targets: reduction of 17.6% by 2026 in greenhouse gas emissions per Ton per useful kilometer (“TKU”) with the base date of December 2020 as the starting point. The company is subject to a step-up of 25 basis points from July 2027 if it does not reach this target, which would increase the interest rate to 4.45% p.a..
[10]	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).